Intangible assets (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Summary of intangible assets [Abstract]
Net balances at beginning of year		$ 160,116	$ 157,453
Additions		0	5,700
Transfers and others		0	0
Amortization		3,658	3,037
Net balances at year end		156,458	160,116
Accumulated Amortization [Member]
Summary of intangible assets [Abstract]
Amortization		17,117	13,459
Software [Member]
Summary of intangible assets [Abstract]
Net balances at beginning of year	[1]	34,588	31,925
Additions	[1]	0	5,700	[2]
Transfers and others	[1]	0	0
Amortization	[1]	3,658	3,037
Net balances at year end	[1]	$ 30,930	$ 34,588
Software [Member] | Minimum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)	[1]	3 years	3 years
Software [Member] | Maximum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)	[1]	5 years	5 years
Trademark [Member]
Summary of intangible assets [Abstract]
Net balances at year start	[3]	$ 125,528	$ 125,528
Additions	[3]	0	0
Transfers and others	[3]	0	0
Net balances at year end	[3]	$ 125,528	$ 125,528

[1]	Corresponds mainly to the SAP Hana system upgrade project and the environmental software.
[2]	Corresponds to the acquisition of software for environmental impact measurement on August 2, 2023.
[3]	Corresponds to the rights on the Marmex trademark associated with the maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing (see Note 12).